Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2016	2017	2018
Basic—
Net income attributable to NHI shareholders	¥131,550	¥239,617	¥219,343

Weighted average number of shares outstanding	3,600,701,499	3,560,775,652	3,474,593,441

Net income attributable to NHI shareholders per share	¥36.53	¥67.29	¥63.13

Diluted—
Net income attributable to NHI shareholders	¥131,426	¥239,475	¥219,266

Weighted average number of shares outstanding	3,700,388,050	3,647,729,909	3,543,602,532

Net income attributable to NHI shareholders per share	¥35.52	¥65.65	¥61.88